Goodwill (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Gross amount of goodwill
Balance at beginning of period	SFr 7,947	SFr 7,927
Foreign currency translation impact	(55)	25
Other	(41)	(5)
Balance at end of period	7,851	7,947
Accumulated impairment
Balance at beginning of period	3,891	3,891
Balance at end of period	3,891	3,891
Net book value
Net book value	3,960	4,056
Operating Segments | Swiss Universal Bank
Gross amount of goodwill
Balance at beginning of period	597	592
Foreign currency translation impact	(5)	2
Other	(3)	3
Balance at end of period	589	597
Accumulated impairment
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value
Net book value	589	597
Operating Segments | International Wealth Management
Gross amount of goodwill
Balance at beginning of period	1,531	1,531
Foreign currency translation impact	(22)	8
Other	(28)	(8)
Balance at end of period	1,481	1,531
Accumulated impairment
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value
Net book value	1,481	1,531
Operating Segments | Asia Pacific
Gross amount of goodwill
Balance at beginning of period	2,053	2,044
Foreign currency translation impact	(18)	9
Other	(10)	0
Balance at end of period	2,025	2,053
Accumulated impairment
Balance at beginning of period	772	772
Balance at end of period	772	772
Net book value
Net book value	1,253	1,281
Operating Segments | Global Markets
Gross amount of goodwill
Balance at beginning of period	2,838	2,837
Foreign currency translation impact	(2)	1
Other	0	0
Balance at end of period	2,836	2,838
Accumulated impairment
Balance at beginning of period	2,719	2,719
Balance at end of period	2,719	2,719
Net book value
Net book value	117	119
Operating Segments | Investment Banking & Capital Markets
Gross amount of goodwill
Balance at beginning of period	916	911
Foreign currency translation impact	(8)	5
Other	0	0
Balance at end of period	908	916
Accumulated impairment
Balance at beginning of period	388	388
Balance at end of period	388	388
Net book value
Net book value	520	SFr 528
Operating Segments | Strategic Resolution Unit
Gross amount of goodwill
Balance at end of period	SFr 12